UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.5%
Financials - 18.4%
Banks - 5.3%
Citigroup, Inc.	506,180	$32,628,363
JPMorgan Chase & Co.	565,610	58,540,635

		91,168,998

Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	115,050	22,781,050
Northern Trust Corp.	139,284	12,321,063

		35,102,113

Consumer Finance - 1.8%
Capital One Financial Corp.	382,352	30,813,748

Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc.-Class B (a)	300,410	61,746,271

Insurance - 5.6%
Aflac, Inc.	224,500	10,708,650
Allstate Corp. (The)	385,880	33,907,276
Fidelity National Financial, Inc.	619,430	22,398,589
Reinsurance Group of America, Inc.-Class A	192,269	27,773,257

		94,787,772

		313,618,902

Industrials - 15.2%
Aerospace & Defense - 3.6%
Raytheon Co.	379,520	62,529,715

Airlines - 2.3%
Delta Air Lines, Inc.	465,700	23,019,551
Southwest Airlines Co.	290,118	16,467,098

		39,486,649

Construction & Engineering - 0.8%
EMCOR Group, Inc.	206,290	13,456,297

Electrical Equipment - 1.5%
Acuity Brands, Inc.	125,530	15,177,832
Hubbell, Inc.	91,980	10,056,174

		25,234,006

Machinery - 4.7%
Altra Industrial Motion Corp.	742,336	22,722,905
Crane Co.	270,895	22,419,270
PACCAR, Inc.	152,050	9,962,316
Parker-Hannifin Corp.	62,130	10,239,645
WABCO Holdings, Inc. (a)	130,227	14,875,830

		80,219,966

Road & Rail - 2.3%
Kansas City Southern	90,195	9,538,121
Knight-Swift Transportation Holdings, Inc.	295,030	9,367,203
Norfolk Southern Corp.	58,350	9,787,629

Company	Shares	U.S. $ Value
Saia, Inc. (a)	167,185	$10,026,084

		38,719,037

		259,645,670

Health Care - 14.9%
Biotechnology - 3.3%
Biogen, Inc. (a)	69,904	23,332,557
Celgene Corp. (a)	195,300	17,276,238
Gilead Sciences, Inc.	223,600	15,654,236

		56,263,031

Health Care Providers & Services - 5.3%
Anthem, Inc.	92,890	28,145,670
Cigna Corp. (a)	249,502	49,852,995
CVS Health Corp.	100,050	6,558,277
Quest Diagnostics, Inc.	67,690	5,912,721

		90,469,663

Pharmaceuticals - 6.3%
Eli Lilly & Co.	151,220	18,125,229
Pfizer, Inc.	1,007,410	42,764,555
Roche Holding AG (Sponsored ADR)	1,372,130	45,691,929

		106,581,713

		253,314,407

Communication Services - 9.8%
Diversified Telecommunication Services - 4.2%
Verizon Communications, Inc.	1,294,950	71,299,947

Entertainment - 2.1%
Walt Disney Co. (The)	322,360	35,949,587

Media - 3.5%
Comcast Corp.-Class A	1,283,229	46,927,685
Discovery, Inc.-Class A (a)	420,705	11,939,608

		58,867,293

		166,116,827

Information Technology - 8.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	720,100	34,053,529
F5 Networks, Inc. (a)	36,980	5,951,931

		40,005,460

Electronic Equipment, Instruments & Components - 1.7%
FLIR Systems, Inc.	289,910	14,170,801
Keysight Technologies, Inc. (a)	188,150	13,926,863

		28,097,664

IT Services - 2.7%
Akamai Technologies, Inc. (a)	183,340	11,935,434
Cognizant Technology Solutions Corp.-Class A	286,360	19,953,565

Company	Shares	U.S. $ Value
Euronet Worldwide, Inc. (a)	128,440	$14,771,884

		46,660,883

Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc.	91,850	6,708,724

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	48,757	8,115,115
HP, Inc.	292,840	6,451,265

		14,566,380

		136,039,111

Energy - 7.8%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	170,878	6,397,672
National Oilwell Varco, Inc.	201,480	5,939,631

		12,337,303

Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	201,254	6,605,156
ConocoPhillips	342,372	23,175,161
Exxon Mobil Corp.	301,190	22,071,203
Noble Energy, Inc.	674,803	15,075,099
Phillips 66	568,450	54,235,814

		121,162,433

		133,499,736

Consumer Discretionary - 5.8%
Auto Components - 0.4%
BorgWarner, Inc.	151,210	6,184,489

Household Durables - 3.7%
DR Horton, Inc.	1,322,770	50,860,506
Garmin Ltd.	188,410	13,034,204

		63,894,710

Internet & Direct Marketing Retail - 0.9%
Expedia Group, Inc.	125,200	14,930,100

Specialty Retail - 0.8%
Murphy USA, Inc. (a)	180,210	13,254,446

		98,263,745

Consumer Staples - 5.5%
Food & Staples Retailing - 4.4%
Walgreens Boots Alliance, Inc.	321,140	23,205,576
Walmart, Inc.	546,008	52,323,947

		75,529,523

Tobacco - 1.1%
Altria Group, Inc.	364,260	17,976,231

		93,505,754

Company	Shares	U.S. $ Value
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Regency Centers Corp.	546,280	$35,508,200

Real Estate Management & Development - 2.0%
CBRE Group, Inc.-Class A (a)	765,190	35,007,443

		70,515,643

Total Common Stocks (cost $1,392,935,041)		1,524,519,795

SHORT-TERM INVESTMENTS - 10.3%
Investment Companies - 10.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (b)(c)(d) (cost $176,094,789)	176,094,789	176,094,789

Total Investments - 99.8% (cost $1,569,029,830) (e)		1,700,614,584
Other assets less liabilities - 0.2%		2,916,867

Net Assets - 100.0%		$1,703,531,451

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $161,559,619 and gross unrealized depreciation of investments was $(29,974,865), resulting in net unrealized appreciation of $131,584,754.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Relative Value Fund, Inc.

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,524,519,795		$	– 0	–	$	– 0	–	$1,524,519,795
Short-Term Investments	176,094,789			– 0	–		– 0	–	176,094,789

Total Investments in Securities	1,700,614,584			– 0	–		– 0	–	1,700,614,584
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,700,614,584		$	– 0	–	$	– 0	–	$1,700,614,584

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$280,779	$217,484	$322,168	$176,095	$1,060

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019